Assets held for sale (Details) $ in Thousands		1 Months Ended	2 Months Ended	3 Months Ended
	Mar. 20, 2025 miner	Jan. 31, 2025 USD ($) miner	Nov. 25, 2024 miner	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment				$ 965,994	$ 441,371
Impairment expense				(2,582)
Assets held for sale				10,696	$ 0	$ 0
Mining Assets, S19jPro
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment				$ 13,278
Mining Assets, S19jPro | Subsequent events
Disclosure of detailed information about property, plant and equipment [line items]
Assets held for sale		$ 9,600
Number of miners classified as held for sale | miner	6,000	48,000	41,700
Number of miners | miner			12,300